INVESTMENTS UNDER RESALE AGREEMENTS AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS (Details 2) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Total	$ 49,281	$ 268,061
Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	132	1,156
Other Foreign Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		24,910
Available For Sale Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total	49,281	268,061
Available For Sale Portfolio [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	132	1,156
Available For Sale Portfolio [Member] | Other Foreign Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		24,910
Trading Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total
Trading Portfolio [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Trading Portfolio [Member] | Other Foreign Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Time Deposits In Chilean Financial Institutions [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	132	1,156
Time Deposits In Chilean Financial Institutions [Member] | Available For Sale Portfolio [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	132	1,156
Time Deposits In Chilean Financial Institutions [Member] | Trading Portfolio [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Securities From Government Or Foreign Central Banks [Member] | Other Foreign Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		24,910
Securities From Government Or Foreign Central Banks [Member] | Available For Sale Portfolio [Member] | Other Foreign Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		24,910
Securities From Government Or Foreign Central Banks [Member] | Trading Portfolio [Member] | Other Foreign Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	49,149	241,995
Chilean Central Bank And Government Securities [Member] | Available For Sale Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total	49,149	241,995
Chilean Central Bank And Government Securities [Member] | Trading Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total	49,040
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member] | Available For Sale Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total	49,040
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Bonds [Member] | Trading Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member] | Available For Sale Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Chilean Central Bank Notes [Member] | Trading Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	109	241,995
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member] | Available For Sale Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total	109	241,995
Chilean Central Bank And Government Securities [Member] | Other Chilean Central Bank And Government Securities [Member] | Trading Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total